NOTE 7 - DERIVATIVE LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
NOTE 7 - DERIVATIVE LIABILITIES

NOTE 6 - DERIVATIVE LIABILITIES

(A)	Convertible Notes Issued in May 8, 2015

The Company identified conversion features embedded within convertible debt issued in May 8, 2015. The Company has determined that the features associated with the embedded conversion option, in the form a ratchet provision, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.  The convertible debt was completely converted as of June 30, 2016.

As a result of the application of ASC No. 815, the fair value of the ratchet feature related to convertible debt is summarized as follow:

Derivative Liabilities
Balances as of December 31, 2015	$224,951
Reclassified to Additional paid in capital due to conversion	(224,951)
Balances as of June 30, 2016	0

(B)	Convertible Notes Issued in October 30, 2015

The Company identified conversion features embedded within convertible debt issued on October 30, 2015. The Company has determined that the features associated with the embedded conversion option, in the form a ratchet provision, should be accounted for at fair value, as a derivative liability as of the maturity date of April 30, 2016.

As a result of the application of ASC No. 815, the fair value of the ratchet feature related to convertible debt is summarized as follow:

Derivative Liabilities
Fair Value at re-measurement date of April 30, 2016	$340,614
Changes in derivative liabilities	118,840
Reclassified to Additional paid in capital due to conversion	(265,873)
Balances as of June 30, 2016	193,581

The fair value at the re-measurement date for the Company’s derivative liabilities were based upon the following management assumptions as of June 30, 2016:

	Remeasurement Date
Expected dividends	0%
Expected volatility	235%
Expected term	0.25	years
Risk free interest rate	0.20%

On August 5, 2016 this note was paid in full.

(C)	Convertible Notes Issued in June 1, 2016

The Company identified conversion features embedded within convertible debt issued on June 1, 2016. The Company has determined that the features associated with the embedded conversion option, in the form a ratchet provision, should be accounted for at fair value, as a derivative liability at June 1, 2016.

As a result of the application of ASC No. 815, the fair value of the ratchet feature related to convertible debt is summarized as follow:

Derivative Liabilities
Fair Value at re-measurement date of June 1, 2016	$116,540
Changes in derivative liabilities	(23,549)
Balances as of June 30, 2016	92,991

The fair value at the re-measurement date for the Company’s derivative liabilities were based upon the following management assumptions as of June 30, 2016:

	Remeasurement Date
Expected dividends	0%
Expected volatility	235%
Expected term	0.42	years
Risk free interest rate	0.38%

On August 10, 2016 this note was paid in full.

(D)	Settlement of Derivative Liabilities

During the six month ended June 30, 2015 the Company settled a lawsuit brought forth by the note holders, effectively terminating and canceling all remaining agreements, warrants and notes. As a result of the settlement, the company recorded a loss on settlement of convertible notes of $2,336,035 during the year ended December 31, 2015.

As of the date of the settlement with the noteholders, the Company revalued the embedded derivative liability and recorded a loss on change in fair value of derivative liability of $143,383.

(E)	Options identified as derivative liability

The Company identified options issued to directors and officers are a derivative liability due to a lack of number of authorized shares to cover all the options issued by the Company if they are all exercised as of June 30, 2016 and December 31, 2015.

Therefore, the fair value of the options have been recorded as liabilities on the balance sheet. The change in the fair value of the derivative liabilities will be recorded in other income or expenses in the statement of operations at the end of each period, with the offset to the derivative liabilities on the balance sheet. The fair value of the embedded derivative liabilities was determined using the Black-Scholes valuation model on the issuance dates with the assumptions in the table below.

As a result of the application of ASC No. 815, the fair value of the options is summarized as follow:

Derivative Liabilities
Balances as of December 31, 2015	$190,755
Fair value mark to market adjustment	(30,356)
Balances as of June 30, 2016	160,399

The fair value at the re-measurement date for the Company’s derivative liabilities were based upon the following management assumptions as of June 30, 2016:

	Remeasurement Date
Expected dividends	0%
Expected volatility	235%
Expected term	1.25 - 4.00	years
Risk free interest rate	0.38%

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities as of December 31, 2015 were:

Derivative Liabilities
Fair value at the commitment date - November 8, 2015	$468,814
Fair value mark to market adjustment	(278,059)
Balances as of December 31, 2015	190,755

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2015:

	Commitment Date		Remeasurement Date
Expected dividends	0%		0%
Expected volatility	183%		208%
Expected term	1.89 - 4.64	years	1.75 - 4.5	years
Risk free interest rate	0.89 – 1.75%		1.06% - 1.76%

NOTE 7 - DERIVATIVE LIABILITIES

(A)	Convertible Notes Issued in May 8, 2015

The Company identified conversion features embedded within convertible debt issued in May 8, 2015. The Company has determined that the features associated with the embedded conversion option, in the form a ratchet provision, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.

As a result of the application of ASC No. 815, the fair value of the ratchet feature related to convertible debt and warrants is summarized as follow:

Derivative Liabilities
Fair value at the commitment date-November 8, 2015	$446,282
Fair value mark to market adjustment	(18,698)
Reclassified to Additional paid in capital due to conversion	(202,633)
Balances as of December 31, 2015	224,951

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2015:

	Commitment Date	Remeasurement Date
Expected dividends	0%	0%
Expected volatility	183%	183%
Expected term	0.5 years	0.45years
Risk free interest rate	0.34%	0.49%

(B)	Settlement of Derivative Liabilities

On January 23, 2015 we entered into an agreement with Hudson Bay IP Opportunities Master Fund LP to, among other things, terminate the litigation between us, terminate all agreements between us, cancel all warrants we have previously issued to them as well as the outstanding balance of the Class C Note, provide for mutual releases and our delivery of eight million shares of our common stock, of which seven million shares will be subject to certain volume limitations upon resale. In order to have sufficient shares to deliver, we implemented the previously authorized amendment to our certificate of incorporation and increased our authorized common stock to one hundred fifty million shares. We entered into essentially similar agreements with the other holders of our Class C Notes, albeit for less shares. As a result of the settlement, the company recorded a loss on settlement of convertible notes of $2,313,151 during the year ended December 31, 2015.

On March 20, 2013 the Company entered into strategic financing agreements with several institutional investors that could provide the Company with up to $2.3 million of debt financing based upon the amount of conversions and redemptions. The transaction documents provide, among other things, that (i) the investors will receive five year warrants in an amount equal to 100% of the number of shares of our common stock the investors would receive if the Notes (defined below) were converted on March 13, 2013, at an exercise price of $0.50 per share, (ii) $1.950 million of the funds will deposited in one of our bank accounts but will be subject to a control account agreement which will provide that the Company can only withdraw funds from the account as the investors convert or redeem the Notes, (iii) the investors have demand and piggy-back registration rights for the shares of common stock underlying the warrants and Notes, (iv) the Notes will be secured by a first priority security interest in all of our assets, other than our patents, (v) each investor may not convert any Note or exercise any warrants if doing so will cause the investor to own more than 4.99% of our outstanding common stock at any time, although under certain circumstances they can each own up to 9.99% of our outstanding common stock, (vi) we paid $40,000 of the investors’ legal fees incurred with respect to this transaction, and (vii) for the next three years the investors have a right to participate in up to 50% of any of our future financings. The warrants and Notes contain standard anti-dilution provisions and the Securities Purchase Agreements contains standard covenants for a financing of this nature. In the event the Company acquires any subsidiaries while the Notes are outstanding, such subsidiaries will be obligated to guaranty the Notes and any other obligations we owe to the investors pursuant to the transaction documents.

On July 15, 2013 we entered into Amendment and Exchange Agreements with each of the existing holders of our Series A, B and C Senior Secured Convertible Notes and related warrants to purchase our common stock, which securities were originally issued pursuant to that certain Securities Purchase Agreement dated as of March 14, 2013 (“Securities Purchase Agreement”), by and among us and such holders.

Each Exchange Agreement provides for, among other things, that:

(i)	Various restrictive provisions of the Securities Purchase Agreement and the Class C Senior Secured Convertible Notes were either eliminated by amendment or waived;
(ii)	the related warrants, initially exercisable into an aggregate of 4,535,714 shares of Common Stock at an initial exercise price of $0.50, were exchanged for new warrants, initially exercisable into an aggregate of 4,535,714 shares of Common Stock at an initial exercise price of $1.00; and
(iii)	the Series A and B Senior Secured Convertible Notes, with an aggregate original principal amount of $1,950,000, were exchanged for an aggregate of 7 million shares of our common stock and the payment by the Company to such holders of an aggregate of approximately $1,951,400 (the remaining cash amount held in a control account pursuant to the terms and conditions of the Series A and B Senior Secured Convertible Notes)

The Company has determined that the conversion feature of the Note represent an embedded derivative since the Note is convertible into a variable number of shares upon conversion. Accordingly, the Note is not considered to be conventional debt under EITF 00-19 and the embedded conversion feature must be bifurcated from the debt host and accounted for as a derivative liability. Accordingly, the fair value of this derivative instrument has been recorded as a liability on the balance sheet with the corresponding amount recorded as a discount to the Note. Such discount will be accreted from the grant date to the maturity date of the Note. The change in the fair value of the derivative liability will be recorded in other income or expenses in the statement of operations at the end of each period, with the offset to the derivative liability on the balance sheet. The beneficial conversion feature included in the Note resulted in an initial debt discount of $450,000 and an initial loss on the valuation of derivative liabilities of $96,119 based on the initial fair value of the derivative liability of $546,119. The fair value of the embedded derivative liability was calculated at grant date utilizing the following assumptions:

Grant Date	Fair Value	Term (Years)	Assumed Conversion Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
3/20/2013	$546,119	3.0	$0.326	$0.465	238%	0.0038

During the year ended December 31, 2015 the Company settled a lawsuit brought forth by the note holders, effectively terminating and canceling all remaining agreements, warrants and notes. As a result of the settlement, the company recorded a loss on settlement of convertible notes of $2,336,035 during the year ended December 31, 2015.

As of the date of the settlement with the noteholders, the Company revalued the embedded derivative liability and recorded a loss on change in fair value of derivative liability of $143,383. For the period from December 31, 2014 to December 31, 2015, the Company decreased this derivative liability to $0.

(C) Options identified as derivative liability

The Company identified options issued to directors and officers are a derivative liability due to a lack of number of authorized shares to cover all the options issued by the Company if they are all exercised as of December 31, 2015.

Therefore, the fair value of the options have been recorded as liabilities on the balance sheet. The change in the fair value of the derivative liabilities will be recorded in other income or expenses in the statement of operations at the end of each period, with the offset to the derivative liabilities on the balance sheet. The fair value of the embedded derivative liabilities was determined using the Black-Scholes valuation model on the issuance dates with the assumptions in the table below.

As a result of the application of ASC No. 815, the fair value of the options is summarized as follow:

Derivative Liabilities
Fair value at the commitment date-November 8, 2015	$468,814
Fair value mark to market adjustment	(278,059)
Balances as of December 31, 2015	190,755

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2015:

	Commitment Date	Remeasurement Date
Expected dividends	0%	0%
Expected volatility	183%	208%
Expected term	1.89 - 4.64 years	1.75 - 4.5years
Risk free interest rate	0.89 – 1.75%	1.06% - 1.76%